SHARE CAPITAL - Narrative (Details)	6 Months Ended
	Jun. 30, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares
Disclosure of classes of share capital [line items]
Share capital | €	€ 2,886,031.84	€ 3,000,000
Nominal value of ordinary fully-paid shares (in EUR per share) | € / shares	€ 0.02
Number of vote rights per share	1
Antidilutive securities (in shares)	2,997,790
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares (in shares)	144,301,592	141,677,366